Statements of Operations - USD ($)		7 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023
Formation and operational costs		$ 3,451	$ 309,510
Franchise tax			71,739
Related party administrative fees			43,226
Loss from operations		(3,451)	(424,475)
Other income:
Interest income			32
Unrealized investment income on marketable securities held in Trust Account			1,475,243
Other income, net			1,475,275
Income (loss) before provision for income taxes		(3,451)	1,050,800
Provision for income taxes			(294,743)
Net income (loss)		$ (3,451)	$ 756,057
Common Shares Subject to Possible Redemption
Other income:
Basic weighted average shares outstanding (in Shares)			2,712,329
Redeemable Common Stock
Other income:
Basic net income (loss) per share (in Dollars per share)			$ 0.14
Non-redeemable Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	[1],[2]	1,716,418	2,527,123
Basic net income (loss) per share (in Dollars per share)		$ 0	$ 0.14

[1]	Excludes 375,000 shares of Class B common stock that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On October 1, 2023, the option expired unexercised, such that 375,000 shares of Class B common stock were forfeited by the Sponsor (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).